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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31,  2004
                                                       ------------------------

Check here if Amendment     [ ];                  Amendment Number:
                                                                    ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            PMFM, INC.
               --------------------------------------------
Address:         1551 Jennings Mill Road
               --------------------------------------------
                 Suite 2400-A
               --------------------------------------------
                 Bogart, Georgia  30622
               --------------------------------------------

Form 13F File Number:     28-
                             -----------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:           Donald L. Beasley
                 -------------------------------
     Title:          President
                 -------------------------------
     Phone:          (800) 222-7636
                 -------------------------------

Signature, Place, and Date of Signing:

  /s/ Donald L. Beasley            Bogart, Georgia            March 31, 2005
--------------------------      ---------------------      -------------------
      [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            NONE
                                                       -------------------------

Form 13F Information Table Entry Total:                       12
                                                       -------------------------

Form 13F Information Table Value Total:                $      185,946
                                                        ------------------------
                                                               (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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

                                                                                                            VOTING AUTHORITY
                            TITLE
                            -----
                             OF                     VALUE     SHRS OR                      INVESTMENT  OTHER
                             --                     -----     -------                      ----------  -----
      NAME OF ISSUER        CLASS        CUSIP     (X$1000)  PRN AMOUNT  SH/PRN  PUT/CALL  DISCRETION MANAGERS   SOLE  SHARED  NONE
      --------------        -----        -----     --------  ----------  ------  --------  ---------- --------   ----  ------  ----
ISHARES TR             MSCI EMERG MKT  464287234      31383      155480    SH                 SOLE                155480
ISHARES TR             MSCI EAFE IDX   464287465      24261      151400    SH                 SOLE                151400
ISHARES TR             RUSSELL MIDCAP  464287499      11693      147370    SH                 SOLE                147370
ISHARES TR             RUSSELL MCP VL  464287473      11746      103820    SH                 SOLE                103820
ISHARES TR             RUSSELL 2000    464287655      23487      181370    SH                 SOLE                181370
ISHARES TR             S&P SMLCP VALU  464287879       9039       74220    SH                 SOLE                 74220
ISHARES TR             S&P EURO PLUS   464287861      11413      151680    SH                 SOLE                151680
ISHARES TR             S&P MIDCP GROW  464287606      11658       86340    SH                 SOLE                 86340
ISHARES TR             S&P SMLCP GROW  464287887      16428      153390    SH                 SOLE                153390
NASDAQ 100 TR          UNIT SER 1      631100104      12055      302070    SH                 SOLE                302070
RYDEX ETF TRUST        S&P 500 EQ TRD  78355W106      11576       74130    SH                 SOLE                 74130
SELECT SECTOR SPDR TR  SBI-INT UTILS   81369Y886      11207      402410    SH                 SOLE                402410

REPORT SUMMARY         12 DATA RECORDS             $185,946                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED